Share-Based Compensation (Summary Of Stock Options And Stock-Settled SARS Activity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Outstanding at January 1, 2011, Number of Units	3,417,687
Granted, Number of Units	416,718
Exercised, Number of Units	(342,823)
Forfeited, Number of Units	(186,183)
Outstanding at December 31, 2011, Number of Units	3,305,399
Exercisable at December 31, 2011, Number of Units	2,456,156
Outstanding at January 1, 2011, Weighted Average Exercise Price Per Unit	$ 40.76
Granted, Weighted Average Exercise Price Per Unit	$ 51.49
Exercised, Weighted Average Exercise Price Per Unit	$ 30.89
Forfeited, Weighted Average Exercise Price Per Unit	$ 47.99
Outstanding at December 31, 2011, Weighted Average Exercise Price Per Unit	$ 42.71
Exercisable at December 31, 2011, Weighted Average Exercise Price Per Unit	$ 43.43
Outstanding at December 31, 2011, Weighted Average Remaining Contractual Life (Years)	5.40
Exercisable at December 31, 2011, Weighted Average Remaining Contractual Life (Years)	4.40
Outstanding at December 31, 2011, Aggregate Intrinsic Value	$ 20.6
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 14.5